RECENTLY ADOPTED AND ISSUED ACCOUNTING PRONOUNCEMENTS	9 Months Ended
Sep. 30, 2013
Recently Adopted And Issued Accounting Pronouncements [Abstract]
Schedule of New Accounting Pronouncements and Changes in Accounting Principles [Table Text Block]

NOTE 2 – Recently adopted and issued accounting pronouncements:

In July 2013, the Financial Accounting Standards Board (“FASB”) issued ASU 2013-11, which requires that a non-recognized tax benefit be presented in the financial statements as a reduction to a deferred tax asset for a net operating loss carryforward, a similar tax loss, or a tax credit carryforward. This net presentation is required unless a net operating loss carryforward, a similar tax loss, or a tax credit carryforward is not available at the reporting date or the tax law of the jurisdiction does not require, and the entity does not intend to use, the deferred tax asset to settle any additional income tax that would result from the disallowance of the unrecognized tax benefit. ASU 2013-11 is effective for fiscal years beginning after December 15, 2013, with early adoption permitted. Teva is assessing whether the adoption of this standard will have a material impact on its consolidated financial statements.

In March 2013, the FASB issued ASU 2013-05, which provides further guidance on accounting for the release of a cumulative translation adjustment into net income when a parent either sells a part or all of its investment in a foreign entity or no longer holds a controlling financial interest in a subsidiary or group of assets and provides guidance for the acquisition in stages of a controlling interest in a foreign entity. ASU 2013-05 is effective for fiscal years beginning after December 15, 2013, with early adoption permitted. Teva believes that the adoption of this standard will not have a material impact on its consolidated financial statements.

In February 2013, the FASB issued ASU 2013-04, which provides guidance for the recognition, measurement, and disclosure of obligations resulting from joint and several liability arrangements for which the total amount of the obligation is fixed at the reporting date, except for obligations addressed within existing guidance under U.S. generally accepted accounting principles. The update is effective for annual and interim reporting periods for fiscal years beginning after December 15, 2013, with early adoption permitted. Teva believes that the adoption of this standard will not have a material impact on its consolidated financial statements.

In February 2013, the FASB issued ASU 2013-02, which relates to additional reporting and disclosure of amounts reclassified out of accumulated other comprehensive income (“OCI”). Under this guidance, companies are required to disclose the amount of income (or loss) reclassified out of OCI to each line item on the income statement where net income is presented. The guidance allows companies to elect whether to disclose the reclassification in the notes to the financial statements or in the income statement. This update was effective for annual and interim reporting periods for fiscal years beginning after December 15, 2012.

In January 2013, the FASB issued ASU 2013-01, which clarifies that a previous update applies to derivatives accounted for in accordance with Topic 815, Derivatives and Hedging, including bifurcated embedded derivatives, repurchase agreements and reverse repurchase agreements, and securities borrowing and securities lending transactions that are either offset in accordance with Section 210-20-45 or Section 815-10-45 or subject to an enforceable master netting arrangement or similar agreement. This update was effective for annual and interim reporting periods for fiscal years beginning on or after January 1, 2013. Teva's adoption of this standard did not have a material impact on its consolidated financial statements.

In July 2012, the FASB issued ASU 2012-02, which amends previous guidance on testing certain indefinite-lived intangible assets, other than goodwill, for impairment by allowing an entity to perform a qualitative impairment assessment. If the entity determines, on the basis of qualitative factors, that the fair value of the indefinite-lived intangible asset is not more likely than not (i.e., a likelihood of more than 50 percent) impaired, the entity would not need to calculate the fair value of the asset and perform a quantitative impairment test. In addition, the standard does not amend the requirement to test these assets for impairment between annual tests if there is a change in events or circumstances; however, it does revise the examples of events and circumstances that an entity should consider in interim periods. ASU 2012-02 was effective for annual and interim impairment tests performed for fiscal years beginning after September 15, 2012. Teva's adoption of this standard did not have a material impact on its consolidated financial statements.